LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Profit or loss [abstract]
LOSS PER SHARE

NOTE 7 - LOSS PER SHARE

	Six month period ended
	June 30, 2025	June 30, 2024
Net loss attributable to the owners of the Company	$(23,638)	$(10,693)

Basic and diluted loss per share *	(18,219)	(2,028,889)

Weighted average number of ordinary shares used in calculating basic and diluted loss per share (in thousands) *	1,297	5.27

*	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1, 1-for-7, 1-for-10.89958 and 1-for-8 reverse share splits became effective on, July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025 and November 18, 2025 respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also notes 1.E to 1.H, 9.8 and 9.9

NOTE 22 - LOSS PER SHARE

	December 31, 2024		December 31, 2023		December 31, 2022

Net loss attributable to the owners of the company	(31,092)		(20,914)		(6,184)

Basic and diluted loss per share	(620,839	)(1)	(41,553,970	)(1)	(44,922,903	)(1)(2)

Weighted average number of ordinary shares used in calculating basic and diluted loss per share	50		0.5		0.14

(1)	The share and per share information in these financial statements reflects the 1-for-22, 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958 and 1-for-8 reverse share splits became effective on August 21, 2023, July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025 and November 18, 2025 respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also notes 17.4, 1.F, 1.G, 28.13, 28.14, 28.15 and 28.16

(2)	Restated as a result of the SPAC transaction and after giving effect to the Reverse Stock Splits. See also note 1.B.

The calculation of the basic and diluted loss per share for all past periods presented has been adjusted retrospectively based on the new number of shares derived from the conversion ratio.